Cover	Apr. 03, 2023
Cover [Abstract]
Entity Registrant Name	Blue Dolphin Energy Company
Entity Central Index Key	0000793306
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 03, 2023
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	73-1268729
Entity File Number	0-15905
Entity Address Address Line 1	801 Travis Street
Entity Address Address Line 2	Suite 2100
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
City Area Code	713
Local Phone Number	568-4725
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BDCO
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false